Segmented Information and Economic Dependence - Summary of Geographical Segments (Details) - CAD ($) $ in Thousands	3 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Apr. 30, 2023
Disclosure Of Geographical Areas [Line Items]
Revenues	$ 5,263	$ 5,688
Non-current assets		48,280	$ 48,501
Net income (loss)	(3,999)	(3,416)
Interest and accretion	250	159
Amortization and depreciation	1,395	1,494
United States of America
Disclosure Of Geographical Areas [Line Items]
Revenues	2,966	2,433
Europe
Disclosure Of Geographical Areas [Line Items]
Revenues	2,258	2,965
Canada
Disclosure Of Geographical Areas [Line Items]
Revenues	16	126
Australia
Disclosure Of Geographical Areas [Line Items]
Revenues	0	84
North America
Disclosure Of Geographical Areas [Line Items]
Non-current assets		4,044	4,138
Net income (loss)	(126)	(699)
Interest and accretion	57	32
Amortization and depreciation	168	157
North America | Corporate
Disclosure Of Geographical Areas [Line Items]
Non-current assets		80	80
Net income (loss)	(2,587)	(1,545)
Interest and accretion	5	6
Amortization and depreciation	2	3
Belgium
Disclosure Of Geographical Areas [Line Items]
Non-current assets		22,184	22,261
Net income (loss)	(1,604)	(971)
Interest and accretion	4	3
Amortization and depreciation	522	605
Netherlands
Disclosure Of Geographical Areas [Line Items]
Non-current assets		21,972	$ 22,022
Net income (loss)	318	(201)
Interest and accretion	184	118
Amortization and depreciation	703	729
Other
Disclosure Of Geographical Areas [Line Items]
Revenues	$ 23	$ 80